Parent Only Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	330,369,366	330,369,366
Ordinary shares, shares issued	13,315,903	14,413,299
Ordinary shares, shares outstanding	13,315,903	14,413,299
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	9,630,634	9,630,634
Ordinary shares, shares outstanding	9,630,634	9,630,634